Loans portfolio (Tables)	6 Months Ended
Jun. 30, 2018
Loans
Financial investments
Schedule of amounts included in the statement of financial position

	30 Jun 2018 £m				31 Dec 2017 £m
	Mortgage	Policy	Other		Mortgage	Policy	Other
	loans*	loans**	loans†	Total	loans*	loans**	loans†	Total
Asia
With-profits	—	652	105	757	—	613	112	725
Non-linked shareholder-backed	170	217	193	580	177	216	199	592
US
Non-linked shareholder-backed	6,292	3,523	—	9,815	6,236	3,394	—	9,630
UK and Europe
With-profits	2,267	4	1,672	3,943	2,441	4	1,823	4,268
Non-linked shareholder-backed	1,686	—	35	1,721	1,681	—	37	1,718
Other operations	—	—	106	106	—	—	109	109
Total loans securities	10,415	4,396	2,111	16,922	10,535	4,227	2,280	17,042

*       All mortgage loans are secured by properties.

**    In the US £2,638 million (31 December 2017: £2,512 million) policy loans are backing liabilities for funds withheld under reinsurance arrangements and are accounted for at fair value through profit or loss. All other policy loans are accounted for at amortised cost, less any impairment.

†       Other loans held in UK with-profits funds are commercial loans and comprise mainly syndicated loans. The majority of other loans in shareholder-backed business in Asia are commercial loans held by the Malaysia operation and which are all investment graded by two local rating agencies.